TAXES ON INCOME (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Changes in the valuation allowance, begining	$ 19,834	$ 16,212	$ 12,491
Losses during the year (including foreign exchange rate effect)	651	3,622	3,721
Changes in the valuation allowance, ending	$ 20,485	$ 19,834	$ 16,212